Related Party Transactions - Significant transactions with associates of the Group and of CMCC Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Prepayments and other current assets	¥ 24,552	¥ 16,801
Available-for-sale financial assets	65,674	31,932
Bank deposits	279,371	335,297
Telecommunications services revenue	668,351	623,422	¥ 584,089
Gain on the transfer of Tower Assets			15,525
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	313	29
Interest receivable	997	2,134
Other receivables	12,565	9,862
Proceeds receivable for the transfer of Tower Assets (note 7)		57,152
Prepayments and other current assets	51	17
Available-for-sale financial assets	31,778	17,222
Bank deposits	62,969	37,631
Accounts payable	4,479	4,076
Accrued expenses and other payables	5,429	4,185
Telecommunications services revenue	828	637	767
Telecommunications services charges		422	774
Property leasing and management services revenue	99	1	6
Gain on the transfer of Tower Assets			15,525
Charges for use of tower assets	36,335	28,144	5,563
Interest income	4,807	4,140	1,699
Dividend income	¥ 847	¥ 1,944	¥ 2,842